Consequences of initiatives to limit climate changes	12 Months Ended
Dec. 31, 2022
Consequences of initiatives to limit climate changes [abstract]
Consequences of initiatives to limit climate changes [text block]
3 Consequences of initiatives to limit climate changes
Accounting policies - c ost of CO
2

quotas
Purchased CO
2

quotas under the EU Emissions Trading System (EU ETS) are reflected at cost in Operating expenses as incurred in line with emissions. Accruals for CO
2

quotas required to cover emissions to date are valued at market price and reflected as a current liability within Trade, other payables and provisions. Quotas owned, but exceeding the emissions incurred to date, are carried in the balance sheet at cost price, classified as Other current receivables, as long as such purchased quotas are acquired in order to cover own emissions and may be kept to cover subsequent years’ emissions.
Quotas purchased and held for trading purposes are carried in the balance sheet at fair value, and the changes in fair value are reflected in the Consolidated statement of income on the line-item Other income.
Obligations resulting from current year emissions and the corresponding amounts for quotas that have been bought, paid and expensed, but which have not yet been surrendered to the relevant authorities, are reflected net in the balance sheet.

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Equinor’s strategy and ambitions
Equinor’s ambition is to continue supplying society with energy with lower emissions over time, to be a leading company in the energy
transition and becoming a net-zero company by 2050, including emissions from production through to final energy consumption.
Equinor’s strategy is to create value as a leader in the energy transition by pursuing high-value growth in renewables and new market
opportunities in low carbon solutions at the same time as we optimise our oil and gas portfolio. This strategy covers three strategically
important and interconnected areas:
●

Oil and gas. Equinor’s main focus is optimising our resources, cutting emissions in our operations and identifying new procedures
that enable us to continue supplying energy that the world needs with a low footprint.
●

Renewables. There is an apparent global demand for more renewable energy, and Equinor’s investments in offshore wind and solar are growing exponentially to meet this demand.
●

Low carbon solutions. Equinor will continue its investments in new technologies and value chains for producing lower emissions
by replacing the use of carbon when generating new energy or capturing and removing the greenhouse gases before they reach
the atmosphere. Even though carbon capture and storage (CCS) has existed as a technology for many decades,

it takes time to
develop the value chains and carbon capture and storage has yet to be implemented as a revenue-generating service to the
market on a full scale.
Risks arising from climate change and the transition to a lower carbon economy
Policy, legal, regulatory,

market and technology developments related to the issue of climate change, can affect our business plans and financial performance. Shifts in stakeholder focus between energy security, affordability and sustainability add uncertainty to delivery and outcomes associated with Equinor’s strategy. Equinor’s long-term plans have to consider how the global energy markets
may develop in the long term. Potential scenarios of future changes in demand for our products (oil, gas and power in key markets)
are analysed, including World Energy Outlook 2022 (WEO) scenarios that illustrate the wide range of possible demand for different
energy sources, including fossil fuels, nuclear and renewables. Commodity price sensitivities are presented in a table below and in
note 14 Impairments.
Equinor assesses climate risk from two perspectives: transition risk, which relates to the financial robustness of the company’s
business model and portfolio in various decarbonisation scenarios; and physical climate risk, which relates to the exposure of our
assets to climate-related perils in different warming scenarios. Equinor’s climate roadmap and all of our climate-related ambitions are
a response to these challenges and risks related to climate change.
●

Stricter climate laws, regulations and policies as well as adverse litigation outcomes could adversely impact Equinor's financial
results and outlook, including the value of its assets. This might be directly through regulatory changes towards energy systems
free of unabated fossil fuels, changes in taxation, increased costs, access to opportunities, or indirectly through changes in
consumer behaviour or technology developments.

●

Changing demand for renewable energy and low-carbon technologies, and innovation and technology changes supporting their
cost-competitive development, represent both threats and opportunities for Equinor. We assess and manage climate-related risks related to technology development and implementation across our portfolio, as well as recognising risks related to competing or
emerging technologies elsewhere. Examples of relevant technologies within our portfolio include carbon capture and storage
(CCS), blue/green hydrogen, battery technology, solar and wind renewable energy, nuclear fusion, low CO
2

intensity solutions,
improvements in methane emissions and application of renewables in oil and gas production.
Market development and our ability to reduce costs and capitalize on technology improvements are important but unpredictable
risk factors. Multiple factors in the energy transition contribute to uncertainty in future energy price assumptions, and changes in
investor and societal sentiment can affect our access to capital markets, attractiveness for investors, and potentially restrict
access to finance or increase financing costs.
●

Strong competition for assets, changing levels of policy support, and different commercial/contractual models may lead to
diminishing returns within the renewable and low carbon industries and hinder Equinor ambitions.

These investments may be
exposed to interest rate risk and inflation risk.
●

Changes in physical climate parameters could impact Equinor through increased costs or incidents affecting Equinor’s operations. Examples of acute physical parameters that could impact Equinor’s facility design and operations include increasing
frequency and severity of extreme weather events such as extreme windspeeds, wave-heights or flooding. Examples of chronic
physical climate parameters include limitations in freshwater availability, a pattern with generally increased wind speeds and as most of Equinor’s physical assets are located offshore, a key potential chronic physical climate impact is expected to be rising
sea level accompanied with increased wave heights. As we continue to build our renewable portfolio, unexpected changes in
meteorological parameters, such as average wind speed or changes in wind patterns and cloud cover that affect renewable
energy production will also be important factors to consider. Physical risk factors are mitigated through technical and engineering functions in design, operations and maintenance, with due consideration of how the external physical environment may be
changing. However, there is uncertainty regarding the magnitude of impact and time horizon for the occurrence of physical impacts of climate change, which leads to uncertainty regarding the potential impact for Equinor.
Impact on Equinor’s financial statements
CO
2
-cost and EU ETS carbon credits
Our oil & gas operations in Europe are part of the EU Emission Trading Scheme (EU ETS). Equinor buys EU

ETS allowances (quotas
or carbon credits) for the emissions related to our oil & gas production and processing. Currently we receive a share of free quotas
according to the EU ETS regulation. The share of free quotas is expected to be significantly reduced in the future.
Total expensed CO
2

cost related to emissions and purchase of CO
2
quotas in Equinor related to activities resulting in GHG emissions
(Equinor’s share of the operating licences in addition to our land-based facilities)

amounts to USD
510

million in 2022, USD
428
million in 2021, and USD 268

million in 2020. A large portion of the cost of CO
2

in Equinor is related to the purchase of EU ETS
quotas. The table below shows an analysis of number of quotas utilised by Equinor’s operated licences and land-based facilities
subject to the requirements under EU ETS:
Number of EU ETS quotas 2022 2021
Opening balance at 1 January 11,026,286 11,027,242
Allocated free quotas 3,697,089 3,560,286
Purchased quotas on the ETS market 5,985,000 7,605,265
Sold quotas on the ETS market 0 (135,177)
Settled quotas (offset against emissions) (9,925,999) (11,031,330)
Closing balance at 31 December 10,782,376 11,026,286
Investments in renewables
The energy transition creates many new business opportunities, primarily related to further development of Equinor’s renewables
business and within CCS. Driven by the energy transition and an increasing demand for electricity from renewable energy sources,
Equinor continues to build its renewable business. We focus on offshore wind and also explore opportunities within onshore renewables and integrated power market solutions. At present, Equinor’s renewable portfolio spans multiple continents and
technologies– onshore and offshore – and different ownership structures:
●

In operation: Mainly offshore wind in UK and Germany and solar farms in Brazil and Argentina
●

In construction: The most significant projects are the Dogger Bank projects in UK (SSE operated) and Hywind Tampen in Norway
in addition to construction of solar plants in Poland
●

Additional capacity has secured offtake, mainly offshore wind projects in the US and Poland
●

Accessed pipeline capacity (currently without offtake). This includes offshore wind in the US and South Korea and solar and
onshore wind projects in Brazil and Poland
●

Equinor also holds a
13.1 % shareholding in Scatec ASA, a leading renewable power producer, delivering affordable and clean energy worldwide
Equinor’s investments in renewables and low carbon solutions projects are included as Additions to PP&E, intangibles and equity
accounted investments in the REN-segment in note 5 Segments and amounts to USD 298 million in 2022 and USD
457

million in
2021. Equinor's ambition is to become a global offshore wind major and an industry leader in floating offshore wind, drawing on our
extensive offshore experience to drive the industry forward. In addition, Equinor explores opportunities within onshore renewables.
Investments in CCS
Through our activities within CCS, we are building capabilities and a competitive position for future business opportunities and a new
revenue stream related to disposal of CO
2

from customers such as from waste incineration and cement production and would also be basis for solutions for decarbonised hydrogen as an energy carrier which would also be a flexible solution to backup intermittent
renewables in Europe. Equinor is making significant steps to industrialise CCS and we are already involved in the Northern Lights
project in Norway providing CO
2

transport and storage solutions (in partnership with Shell and TotalEnergies). It represents the start of commercial CCS in Europe and is on track to demonstrate that CCS is a valid decarbonisation solution for important industry sectors.
Equinor has during 2022 contributed with USD 36

million to the company as capital increases (USD
21

million in 2021).
Research and development activities (R&D)
In addition to the beforementioned significant financial effects, Equinor is also involved in several activities within

R&D. Several of
these activities are related to optimising our oil and gas activities and cutting emissions from our activities as well as developing new
business opportunities within renewables or low carbon solutions. Financial effects from Equinor’s total

R&D activities can be located
in note 9 Auditor’s remuneration and Research and development expenditures

(expensed R&D) and in note 12 Property, Plant &
Equipment (capitalised R&D).
Effects on estimation uncertainty
The effects of the initiatives to limit climate changes and the potential impact of the energy transition are relevant to some of the
economic assumptions in our estimations of future cash flows. The results of the development of such initiatives, and the degree to
which Equinor’s operations will be affected by them, are sources of uncertainty. Estimating global energy demand and commodity prices towards 2050 is a challenging task, as this comprises assessing the future development in supply and demand, technology
change, taxation, tax on emissions, production limits and other important factors. The assumptions may change over time, which
could materialise in different outcomes from the current projected scenarios. This could result in significant changes to accounting
estimates, such as economic useful life (affects depreciation period and timing of asset retirement obligations), value-in-use calculations (affects impairment assessments) and measurement of deferred tax assets.
Commodity prices
Equinor’s commodity price assumptions applied in value-in-use impairment testing, are set in accordance with requirements in IFRS
and based on management’s best estimate of the development of relevant current circumstances and the likely future development of
such circumstances. This price-set is currently not equal to a price-set required to achieve the goals in the Net Zero Emissions (NZE)
by 2050 Scenario, nor a price-set in accordance with the Announced Pledges Scenario as defined by the International Energy Agency
(IEA). A future change in the trajectory of how the world acts with regards to implementing actions in accordance with the goals in the
Paris agreement could, depending on the detailed characteristics of such a trajectory, have a negative impact on the valuation of
Equinor’s property, plant and equipment in total. A calculation of a possible effect of using the assumed commodity prices and CO
2
prices in a 1.5 o
C compatible NZE by 2050 Scenario as estimated by IEA could result in an impairment of upstream production assets
and intangible assets around USD 4

billion before tax, see the sensitivity table below.
Similarly, we have calculated the possible effect of using prices according to the Announced Pledges Scenario, a scenario which is based on all of the climate-related commitments announced by governments around the Globe.

Using this scenario, the world is
expected to reach a 1.8 o C increase in the year 2100, and this could result in an impairment of less than USD 0.5 billion before tax
using the same simplified model, see the sensitivity table below.
These illustrative impairment sensitivity calculations are based on a simplified model and limitations described in note 14 Impairments.
However, when preparing these illustrative scenario sensitivities, we have linearly interpolated between current prices and the price set disclosed in the table below for both the NZE by 2050 scenario and the Announced pledges scenario. Applying this simplified
approach, the illustrative potential impairments are significantly lower than the amount disclosed in note 14 Impairments where an
immediate 30
% reduction in commodity prices has been applied, also considering a somewhat declining production profile,
concentrated before the year 2030 for our producing and sanctioned development projects and the effects of discounting.
Cost of CO
2
The EU ETS price has increased significantly from 25

EUR/tonne in 2020. The average cost of EU ETS allowances was
81
EUR/tonne in 2022 ( 54

EUR/tonne in 2021). The price is expected to remain high, in the region of
80

EUR/tonne for the next couple of
years. Then the price is expected to be 105

EUR/tonne in 2040 and thereafter increasing to
130

EUR/tonne in 2050. As such, Equinor
expects greenhouse gas emission costs to increase from current levels and to have a wider geographical range than today, and a
global tax on CO
2

emissions will have a negative impact on the valuation of Equinor’s oil and gas assets. Currently, Equinor pays CO
2
fees in Norway, the UK, Germany and Nigeria. Norway’s Climate Action Plan for the period 2021-2030 (Meld. St 13 (2020-2021))
which assumes a gradually increased CO
2

tax (the total of EU ETS + Norwegian CO
2

tax) in Norway to
2,000

NOK/tonne in 2030 is
used for impairment calculations of Norwegian upstream assets.
Equinor’s response to this risk is evaluation of carbon intensity on both project and portfolio level in our investment and divestment
decisions. We have also introduced an internal carbon price, currently set at 58

USD/tonne and increasing towards
100

USD/tonne by
the year 2030 and staying flat thereafter (in countries with higher carbon costs, we use the country specific cost expectations), to be
used in our investment decisions. This cost-scenario is uncertain, but this extra cost serves as a placeholder for possible future CO
2
pricing systems, making sure our assets are financially robust in such a scenario. As such, climate considerations are a part of the
investment decisions following Equinor’s strategy and commitments to the energy transition.
Climate considerations are also included in the impairment calculations directly by estimating the CO
2

taxes in the cash flows.
Indirectly, the expected effect of climate change is included in the estimated commodity prices where supply and demand are considered. The CO
2

prices also have effect on the estimated production profiles and economic cut-off of the projects. Impairment calculations are based on best estimate assumptions. To reflect that carbon will have a cost for all our assets, the current best estimate is considered to be EU ETS for countries outside EU where carbon is not already subject to taxation or where Equinor has
not established specific estimates.
Sensitivity table
In this table, we have presented some relevant prices and variables and the anticipated future development compared to our
managements’ best estimate and an illustrative potential impairment effect given these scenarios. The scenario price-sets have been
retrieved from IEA’s report, World Energy Outlook 2022. Prices are adjusted for inflation and presented in Real 2022. USD 2 per bbl of
transportation cost has been added to the brent-prices in the scenarios for comparability with our current best estimate
Management's price assumptions 1) NZE by 2050 scenario Announced Pledged Scenario
Brent blend, 2030 75 USD/bbl 40 USD/bbl 71 USD/bbl
Brent blend, 2040 70 USD/bbl 34 USD/bbl 69 USD/bbl
Brent blend, 2050 65 USD/bbl 28 USD/bbl 67 USD/bbl
TTF, 2030 9.5 USD/MMBtu 5.0 USD/MMBtu 8.5 USD/MMBtu
TTF, 2040 9.0 USD/MMBtu 4.5 USD/MMBtu 7.7 USD/MMBtu
TTF, 2050 9.0 USD/MMBtu 4.1 USD/MMBtu 6.8 USD/MMBtu
EU ETS 2), 3) , 2030 94 USD/tCO
2
152 USD/tCO
2
146 USD/tCO
2
EU ETS 2), 3) , 2040 124 USD/tCO
2
222 USD/tCO
2
189 USD/tCO
2
EU ETS 2), 3) , 2050 153 USD/tCO
2
271 USD/tCO
2
216 USD/tCO
2
Illustrative potential impairment (USD) ~ 4.0 billion < 0.5 billion
Management’s future commodity price assumptions

applied when estimating value in use, see note 14

Impairments
2)

Scenarios: Price of CO
2

quotas in advanced economies with net zero pledges,

not including any other CO
2

taxes
3)

EU ETS price assumptions have been translated from EUR

to USD using Equinor’s assumptions for currency rates, EUR/USD

=
1,176
Robustness of our upstream oil & gas portfolio, and risk of stranded assets
The transition to renewable energy, technological development and the expected reduction in global demand for carbon-based energy, may have a negative impact on the future profitability of investments in upstream oil and gas assets, in particular assets with long estimated useful lives, projects in an early development phase and undeveloped assets controlled by Equinor. Equinor uses
scenario analysis to outline different possible energy futures and several of these imply lower oil and natural gas prices. If they
decrease, the oil and gas revenues will also decrease, and potentially reduce the economic lifetime of some assets. Equinor seeks to
mitigate this risk by focusing on improving the resilience of the existing upstream portfolio, maximising the efficiency of our
infrastructure on the Norwegian Continental Shelf and optimising our high-quality international portfolio. Equinor will continue to add
high value barrels to the portfolio through exploration and increased recovery, and NCS cash flow and value creation are expected to remain high also beyond 2030. The NCS project portfolio is very robust against potential low oil and gas prices and actions are in
place to both maintain cost discipline across the company and ensure robustness of the non-sanctioned oil and natural gas projects.
Equinor will also continue to selectively explore for new resources with a focus on mature areas with existing infrastructure to minimise
emissions and maximise value. During the transition, Equinor anticipates allocating a smaller share of our capital expenditure to oil
and gas in the coming years and the volume of production is likely to decrease over time. Reaching our
50

percent reduction ambition
for operated scope 1 and 2 emissions will require a focused and coordinated effort across the company on executing and maturing
abatement projects, improving energy efficiency of offshore and onshore assets, developing new technologies, and strengthening resilience in the portfolio. The abatement projects primarily include electrification of offshore assets in Norway, mainly by power from shore but also including innovations such as Hywind Tampen, our floating wind farm powering offshore oil and gas platforms. In combination with our focus on renewables and CCS, these abatement projects are expected to reduce Equinor’s emissions
sufficiently to support our mid-term ambitions. As such, Equinor’s plans to become a net-zero company by 2050 have currently not
resulted in the identification of additional assets being triggered for impairment or earlier cessation.
Any future exploration may be restricted by regulations, market and strategic considerations. Provided that the economic assumptions
would deteriorate to such an extent that undeveloped assets controlled by Equinor should not materialize,

assets at risk mainly
comprise the intangible assets Oil and Gas prospects, signature bonuses and the capitalised exploration costs, with a total carrying
value of USD 3,634

million. See note 13 Intangible assets for more information regarding Equinor’s intangible assets.
Timing of Asset Retirement Obligations (ARO)
As mentioned above, there are currently no assets triggered for earlier cessation as a result of Equinor’s plans to become a net-zero
company by 2050. But, if the business cases of Equinor’s oil and gas producing assets in the future should change materially due to governmental initiatives to limit climate change, this could affect the timing of cessation of our assets and also our asset retirement
obligations. A shorter production period, accelerating the time for when assets need to be removed after ended production, will
increase the carrying value of the liability. To

illustrate the potential financial effect of earlier removal, we have estimated the effect of performing removal five years earlier than currently scheduled to an increase in the liability of around USD
1

billion. See note 23
Provisions and other liabilities for more information regarding Equinor’s ARO.